Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the Securities and Exchange Commission.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates and assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could vary from the estimates and assumptions that were used.

Critical accounting estimates

Accounting estimates are an integral part of the consolidated financial statements prepared by management and are based on management’s knowledge and experience about past and current events and assumptions about future events. Critical accounting estimates are estimates for which (a) revenue recognition; (b) the useful lives of property and equipment; (c) impairment of long-lived assets; (d) valuation of Goodwill; € allowance for credit loss and doubtful accounts; (f) allowance for deferred tax assets and uncertain tax position; (g) fair value of Promissory notes with convertible option.

Foreign currency translation and transaction

The Company uses Hong Kong dollars (“HK$”), as reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands and BVI is HK$ and the functional currency of its Hong Kong subsidiaries is HK$. The determination of the respective functional currency is based on the criteria of Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Matters.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as other income (loss), net in the consolidated statements of income and comprehensive income.

Convenience translation

Translations of the consolidated balance sheets, consolidated statements of income and comprehensive income, and consolidated statements of cash flows from HK$ into US$ as of and for the year ended March 31, 2026 are solely for the convenience of the reader and were calculated at the rate of US$1 = HK$7.8400, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at such rate.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and deposits placed with banks, which are unrestricted as to withdrawal and use. The Company does not have any cash equivalents as of March 31, 2025 and 2026. The Company’s cash is held at well capitalized financial institutions, but they are not Federal Deposit Insurance Corporation insured. The Company believes that it is not exposed to any significant credit risk in cash and cash equivalents.

Restricted cash

Restricted cash represents interest bearing deposits placed with banks in relation to banking facilities arrangement or surety money for certain major construction projects. The surety money is placed in the financial institutions under the Company’s name and control as a gesture of commitment to those projects for the customers. The funds are restricted from immediate use and the restriction will be lifted upon the maturity of the deposits, expiry of the banking facilities or the completion of the construction projects. The Company’s cash is held at well capitalized financial institutions, but they are not Federal Deposit Insurance Corporation insured. The Company believes that it is not exposed to any significant credit risk in restricted cash.

Revenue recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, and subsequently issued additional related Accounting Standards Updates (collectively, “ASC 606”). The Company derives revenue principally from (i) provision of construction management and engineering design services and (ii) provision of asset management and professional consultancy services in Hong Kong. The Company enters into agreements with customers that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. It is customary practice for the Company to have written agreements with its customers and revenue on oral or implied arrangements is generally not recognized. The Company recognizes revenue based on the consideration specified in the applicable agreement.

Revenue from contracts with customers is recognized using the following five steps:

1.	identify the contract(s) with a customer;

2.	identify the performance obligations in the contract;

3.	determine the transaction price;

4.	allocate the transaction price to the performance obligations in the contract; and

5.	recognize revenue when (or as) the entity satisfies a performance obligation.

Generally, revenue is recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, or the price for each performance obligation in the form of a service or a product, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

The Company currently generates its revenue by the below sources:

(a) Construction management and engineering design services

The Company currently generates revenue from providing construction management and engineering design services. The Company is typically contracted through invitation to tender from or corporate negotiation with existing or potential customers in Hong Kong. The Company recognizes revenue using the percentage-of-completion method, based primarily on contract costs incurred to date compared to total estimated contract costs. The percentage-of-completion method (an input method) is the most representative depiction of the Company’s performance because it directly measures the value of the services or products transferred to the customer. Subcontractor materials, labor and equipment are included in revenue and cost of revenue when management believes that the Company is acting as a principal rather than as an agent (e.g., the Company integrates the materials and labor into the deliverable promised to the customer or is otherwise primarily responsible for fulfillment and acceptability of the materials and labor). The performance obligation is the transfer of control of the completed products which is not divisible and separately identifiable; The Company’s contracts typically contain one single performance obligation to complete which is a defined construction project. The Company currently does not have any modifications to its existing contracts and the contracts currently do not include any variable consideration. The transaction price is clearly identifiable within sales contracts. Historically, any contract acquisition costs have been immaterial; in the event that such costs may arise, the Company will expense such costs incurred as periodic costs.

The Company provides construction management and engineering design services for customers through fixed-price contracts. Revenue is recognized when the control over the engineering projects has been transferred to the customer. At contract inception, the Company assesses whether the Company transfers control of the engineering projects over time or at a point in time by determining if (a) its performance does not create an asset with an alternative use to the Company; and (b) the Company has an enforceable right to payment for performance completed to date.

The engineering projects has no alternative use for the Company due to contractual restrictions, and the Company has enforceable rights to payment arising from the contractual terms. For these contracts, revenue is recognized over time by reference to the Company’s progress towards completing the construction of engineering projects. The measure of progress is determined based on the proportion of contract costs incurred to date relative to the estimated total contract costs. Costs incurred that are not related to the contract or that do not contribute towards satisfying a performance obligation are excluded from the measure of progress and instead are expensed as incurred.

The period between the transfer of the promised goods and payment by the customer may exceed one year. For such contracts, there is no significant financing component present as the payment terms are an industry practice to protect the customer from the performing entity’s failure to adequately complete some or all of its obligations under the contract. As a consequence, the Company does not adjust any of the transaction prices for the time value of money.

Estimates of revenues, costs or extent of progress toward completion are revised if circumstances change. Any resulting increases or decreases in estimated revenues or costs are reflected in the profit or loss in the period in which the circumstances that give rise to the revision become known by management.

For costs incurred in fulfilling the contract which are within the scope of another ASC Topic or ASU, these have been accounted for in accordance with those other ASC Topics or ASU. If these are not within the scope of another ASC Topic or ASU, the Company will capitalize these as contract costs assets in accordance with ASC 340-40 only if (a) these costs relate directly to a contract or an anticipated contract which the Company can specifically identify; (b) these costs generate or enhance resources of the Company that will be used in satisfying (or in continuing to satisfy) performance obligations in the future; and (c) these costs are expected to be recovered. Otherwise, such costs are recognized as an expense immediately.

Capitalized contract costs are subsequently amortized on a systematic basis as the Company recognizes the related revenue over time. An impairment loss is recognized in the profit or loss to the extent that the carrying amount of capitalized contract costs exceeds the expected remaining consideration less any directly related costs not yet recognized as expenses.

The Company generally provides limited warranties for work that it has performed under its engineering and construction management contracts; these warranty periods are known as the defect liabilities period, or DLP. The DLP typically extends for a duration of one year from the substantial completion of the project for the customer. Historically, warranty claims have not resulted in significant costs. Contracts will include a provision whereby the customer will withhold 5% to 10% of the total contract value until the end of the DLP at which point the customer will release the retention amounts to the Company.

(b) Maintenance service

Revenue from maintenance service contracts, which require the Company to render repair, maintenance, software enhancement, and cleaning or inspection services during the contracted maintenance periods, is generally within one year. Maintenance service contracts are entered separately with existing or potential customers. Revenue generated from maintenance service is recognized over the coverage period on a straight-line basis.

(c) Warehouse as a service (WaaS)- Lessor

The Company leases warehouses under operating leases to non-related parties.

Leases where the Company retains substantially all risks and rewards incidental to ownership are classified as operating leases. Rental income from operating leases (net of any incentives given to the lessees) is recognized in profit or loss on a straight-line basis over the lease term.

Initial direct costs incurred by the Company in negotiating and arranging operating leases are added to the carrying amount of the leased assets and recognized as an expense in profit or loss over the lease term on the same basis as the lease income.

(d) Provision of cold storage facilities, trading of food and agricultural products, asset management and professional consultancy services

(i) Asset management services

The Company provides asset management services for construction projects involving refrigerated storage and warehouses. As a manager of sites, such as warehouses or construction sites, the Company provides a variety of services, including but not limited to planning and design management, construction scheduling management, sub-contracting vendor management, construction cost controls, material management, and quality assurance and oversight.

(ii) Professional consultancy services

The Company provides professional consultancy services for construction projects involving renovation work, interior design, and modification work of commercial units, and residential or commercial redevelopment work. The Company provides a variety of services, including but not limited to providing professional advice on design and work plan, performing construction work progress review, handling the application of building certifications, and the preparation of feasibility reports.

The Company recognizes revenue from asset management services and professional consultancy services using the percentage-of-completion method, which is predominantly based on contract costs incurred to date relative to the total estimated contract costs. The percentage-of-completion method (an input method) is the most accurate representation of the Company’s performance because it measures directly the value of the services or products transferred to the consumer. In providing asset management services and professional consultancy services, most of the Company’s expenses are comprised of staff cost and subcontracting labor cost. Due to the continuous transfer of control to the customer, the Company records revenue from these types of contracts over time, as performance obligations are met. In general, contracts are accounted for as a single unit of account (a single performance obligation) and are not segmented by service types. The Company currently does not have any contract modifications, nor does the contract have any variable consideration. A transaction price is plainly identifiable in contracts. Historically, contract acquisition costs have been insignificant; if such costs were to arise, the Company would expense them as a periodic cost. Customers are charged monthly service fees with a 30-day credit term.

(iii) Provision of cold storage facilities

The Company provides cold storage facilities through the operation and management of temperature controlled warehouses and refrigerated storage environments. These services include, but are not limited to, the provision of dedicated storage space, temperature and humidity control, inventory monitoring, loading and unloading support, product handling and segregation, and compliance with food safety and cold chain regulatory standards. Through these integrated cold storage solutions, the Company enables customers to safeguard product quality, maintain supply chain integrity, and enhance logistics efficiency within refrigerated warehouse environments.

The Company recognizes revenue from provision of cold storage facilities when it satisfies its performance obligations by providing access to refrigerated storage space and related services. The Company’s contracts generally contain a single performance obligation: the continuous provision of cold storage services over the contractual term. Fixed storage fees are recognized over time, as customers simultaneously receive and consume the benefits of the services. Payments received in advance are recorded as contract liabilities and are recognized as revenue as the storage services are provided.

(iv) Trading of food and agricultural products

The Company engages in the trading of food and agricultural products, including fresh produce and fresh vegetables. Activities include procurement from suppliers, selection of distributors and retail platforms, quality inspection, inventory handling, and delivery to customers in accordance with agreed specifications and logistics arrangements. The Company also manages product storage, transportation coordination, and compliance with applicable food safety and regulatory standards to ensure timely and reliable fulfillment of customer orders.

The Company recognizes revenue from the trading of food and agricultural products at point-in-time when control of the goods transfers to the customer. Contracts generally contain a single performance obligation: the delivery of specified products. The goods are sold with no right of return.

For the years ended March 31, 2024, 2025 and 2026, the Company is not aware of any material claims against the Company in relation to asset management services and professional consultancy services provided.

Contract related assets and liabilities are classified as current assets and current liabilities. Significant balance sheet accounts related to the revenue cycle are as follows:

Contracts receivable, net

Contracts receivable, net include amounts billed under the contract terms. The amounts are stated at their net realizable value. The typical payment terms require settlement within 30 days of billing. The Company maintains an allowance for expected credit losses to provide for the estimated number of receivables that will not be collected. The Company considers several factors in its estimate of the allowance, including knowledge of a customer’s financial condition, its historical collection experience, and other factors relevant for assessing the collectability of such receivables. Bad debts are written off against allowances. The receivables are written off after all collection efforts have ceased. For the years ended March 31, 2024, 2025 and 2026, provision for expected credit losses of HK$5,480,283, HK$6,799,787 and HK$23,666,004 (US$3,018,623) were charged to the consolidated statements of income and comprehensive income.

Contract assets, net and contract liabilities

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on our combined balance sheets as “Contract assets”. Contract assets, represents the Company’s right to consideration for work performed but not yet invoiced.

Provisions for expected credit losses of contract assets on uncompleted contracts are made in the period in which such losses are determined. In establishing the provisions for expected credit losses of contract assets, we mainly referred to our historical collection experience, the current economic environment, industry trend analysis, and the financial conditions of our customers to develop a combination of specified account and aging methods to provide the provisions for our expected credit losses. Contract assets having billing terms with the unconditional right to be billed beyond one year are classified as non-current assets.

Contract liabilities on uncompleted contracts represent the amounts of cash collected from clients before work is performed. The amounts are expected to be earned within twelve months and are classified as current liabilities.

Retention receivables, net

Part of the contract sum, or retention revenue, assigns to be withheld at the end of a project for the limited warranties of work performed under its engineering and construction management contracts to ensure that the Company meets the contract requirements. Once the DLP started, the Company recognized retention receivables. The retention receivables will be transferred to contract receivables once the DLP is ended and signed off by the customer.

Provisions for expected credit losses of retention receivables are made in the period in which such losses are determined. In establishing the provisions for expected credit losses of retention receivables, we mainly referred to our historical collection experience, the current economic environment, industry trend analysis, and the financial conditions of our customers to develop a combination of specified account and aging methods to provide the provisions for our expected credit losses.

Prepaid expenses and other receivables, net

Prepaid expenses include deposit payment to suppliers and vendors for the procurement of materials and subcontracting fee on preliminary work before being accepted as a contractor by customer. Those materials are ordered only when needed by specific projects. Upon physical receipt and inspection of the materials from suppliers, and delivery of the materials to the customer’s location, the applicable amount is reclassified to cost of revenue.

Other receivables represent outstanding amounts from third parties which are stated at their net realizable value and with contractual terms as specified in respective notes. The Company considers the counterparties’ financial condition, its historical collection experience, and other factors relevant for assessing the collectability of such receivables. The receivables are written off after all collection efforts have ceased.

Inventories

Inventories consist primarily of goods held for sale and are stated at the lower of cost or net realizable value. Cost is determined using the first-in, first-out (“FIFO”) method and includes purchase price, freight-in, and other costs necessary to bring the inventories to their present location and condition. Net realizable value represents the estimated selling price in the ordinary course of business, less estimated costs of completion and the costs necessary to make the sale. The Company performs periodic reviews of inventory quantities and quality, including assessments for slow-moving or deteriorated items, and records write-downs when cost exceeds net realizable value. Inventory write-downs are recognized as an expense in the period incurred and are not reversed in subsequent periods.

Deferred offering costs

The Company complies with the requirements of the ASC 340-10-S99 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Pursuant to ASC 340-10-S99-1, initial public offering (“IPO”) costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. Deferred offering costs consist of professional and registration fees that are directly related to the Proposed Public Offering. Should the in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of income and comprehensive income. As of March 31, 2025 and 2026, the Company had no deferred offering costs incurred.

Long-term investment

Equity method

The Company applies the equity method to account for equity investments in common stock or in-substance common stock, according to ASC 323 “Investments — Equity Method and Joint Ventures”, over which it has significant influence but does not own a controlling financial interest, unless the fair value option is elected for an investment.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Company considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity method investee is recognized in the consolidated income statements and its share of post-acquisition movements in accumulated other comprehensive loss is recognized in other comprehensive loss. The Company records its share of the results of the equity method investees on a one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity method investee generally represents goodwill and intangible assets acquired. When the Company’s share of losses of the equity method investee equals or exceeds its interest in the equity method investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity method investee.

Equity securities

The Company recognizes investment in non-derivative equity securities of other entities, from which the Company has no control and significant influence, as financial asset according to ASC 321 “Investments — Equity Securities” if the Company has no intention to dispose of those equity securities within twelve months from the end of the reporting date. For equity securities do not have readily determinable fair values, they are reported at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment losses. It is the Company policy to depreciate the acquired assets from the beginning of the financial year. Major renewals, betterments, and improvements are capitalized to the asset accounts while replacements, maintenance, and repairs, which do not improve or extend the lives of the respective assets, are expensed to operations. At the time property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation or amortization accounts are relieved of the applicable amounts. Gains or losses from retirements or sales are credited or charged to operations.

The Company depreciates the property and equipment using the straight-line method as follows:

Furniture and fixture	5 years
Office equipment	5 years
Leasehold improvement	Over the shorter of the terms of leases or 5 years

The Company depreciates the machine using the declining-balance method as follows:

Machinery	8 to 10 years

Intangible assets

Intangible assets are stated at cost less accumulated amortization and any impairment losses. Intangible assets acquired through business combinations are recognized at fair value on the acquisition date. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives.

The Company’s intangible assets primarily include customer relationships and other identifiable intangible assets arising from acquisition of subsidiaries. These assets have an estimated useful life of 10 years and are amortized accordingly.

The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairment losses are recognized in profit or loss when the carrying amount exceeds the recoverable amount.

Rental deposits, net

Deposits paid under non-current assets primarily include deposits paid to landlord of the premises. This amount is refundable and bears no interest.

Goodwill

Goodwill represents the excess of the consideration paid for an acquisition over the fair value of the net identifiable assets of the acquired subsidiary at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. In accordance with ASC 350, the Company may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. The Company may also bypass the qualitative assessment and proceed directly to perform the quantitative impairment test. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment, limited to the total amount of goodwill allocated to that reporting unit. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit. As of March 31, 2025 and 2026, impairment loss on goodwill of HK$nil and HK$35,124,140 (US$4,480,120) was recorded in the consolidated statements of income and comprehensive income.

Impairment for long-lived assets

Long-lived assets, representing property and equipment with finite lives, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of March 31, 2025 and 2026, no impairment of long-lived assets was recognized.

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standard defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follow:

Level 1	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3	inputs to the valuation methodology are unobservable and significant to the fair value.

Bank borrowings and other loan

Borrowings and other loan are initially recognized at fair value, net of upfront fees incurred. Borrowings and other loan are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

Promissory notes with convertible options

The Company’s promissory notes (“PNs”) contain embedded conversion features that allow either the holder or the issuer to convert a portion of the principal into variable numbers of ordinary shares of the Company at a predetermined conversion rate. As the Company has not elected the ASC 825 Fair Value Option (“FVO”), the PNs are accounted for as hybrid instruments under ASC 815, requiring bifurcation of the embedded derivative from the host contract.

Under ASC 815, the embedded conversion option is separated from the host debt contract because it is not considered clearly and closely related to the economic characteristics and risks of the host. The host debt contract is accounted for at amortized cost, while the embedded derivative is measured at fair value with changes recognized in profit or loss. The host contract and the embedded derivative are presented separately on the balance sheet.

Initial recognition

Upon issuance, the hybrid instrument is separated into:

Host debt contract — measured initially at the residual amount after assigning fair value to the embedded derivative.

Embedded derivative liability — Measured initially at its fair value using an appropriate valuation technique that reflects market conditions, equity price inputs, volatility, and other relevant assumptions.

The sum of the initial carrying amounts of the host contract and the embedded derivative equals the transaction price of the PNs.

Subsequent measurement

The host debt contract is subsequently measured at amortized cost using the effective interest method. Interest expense is recognized over the life of the instrument based on the effective interest rate determined at initial recognition.

The embedded derivative is remeasured at fair value at each reporting date, with changes in fair value recognized in profit or loss in the period in which they arise. The fair value measurement reflects changes in market conditions, including equity price movements and volatility affecting the conversion option.

Because the Company has not elected the FVO, no portion of the fair value change is recognized in OCI, and instrument-specific credit risk does not affect OCI classification.

Accounts payable

Accounts payable represent trade payables to vendors.

Accrued expenses and other payables

Accrued expenses and other payables primarily include accrued expenses for the operation of the ordinary course of business, payable for leasehold improvement, payable for purchase of a subsidiary and accrued deferred offering costs.

Employee benefit plan

Retirement benefits in the form of mandatory government-sponsored defined contribution plans are charged to either expense as incurred or allocated to wages as part of cost of revenue.

Related parties

The Company adopted ASC Topic 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Operating lease

Before April 1, 2020, The Company applied ASC Topic 840, Leases (“ASC 840”) and each lease is classified at the inception date as either a capital lease or an operating lease.

The Company adopted ASC Topic 842, Leases (“ASC 842”) on April 1, 2020, using the modified retrospective transition method through a cumulative-effect adjustment in the period of adoption rather than retrospectively adjusting prior periods and the package of practical expedient. The Company categorized leases with contractual terms longer than twelve months as either operating or finance lease. There is no impact to accumulated deficit at adoption.

Operating right-of-use (“ROU”) assets represent rights to use underlying assets for the lease terms and lease liabilities represent obligation to make lease payments arising from the leases. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. If the implicit rate in lease is not readily determinable for operating leases, the Company generally use the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company elected not to separate non-lease components from lease components; therefore, it will account for lease component and the non-lease components as a single lease component when there is only one vendor in the lease contract for the office leases. Lease payments are fixed.

Lease expense is recognized on a straight-line basis in operations over the lease term.

When a lease is terminated in its entirety, there should be no remaining lease liability or ROU assets. Any difference between the carrying amounts of the ROU assets and the lease liability should be recorded in the consolidated statements of income as a gain or loss.

Non-controlling interests

Non-controlling interests in the Company’s subsidiaries are recorded in accordance with the provisions of ASC 810 and are reported as a component of equity, separate from the parent’s equity. Purchase or sale of equity interests that do not result in a change of control are accounted for as equity transactions. Results of operations attributable to the non-controlling interest are included in our consolidated results of operations and, upon loss of control, the interest sold, as well as interest retained, if any, will be reported at fair value with any gain or loss recognized in earnings.

Cost of revenue

Cost of revenue consists of subcontracting fee, staff cost, material cost, depreciation and other indirect costs. Subcontracting fee includes both subcontracting costs and other outside costs associated with performance under contracts with customers. Staff costs represent the portion of salaries and wages incurred in connection with the production of deliverables under contracts with customers. Performance under contracts does not involve significant machinery or other long-term depreciable assets.

General and administrative expenses

General and administrative expenses primarily consist of personnel-related compensation expenses, including salaries and related social insurance costs for operations and supporting personnel, management fee, depreciation, professional services fees, utilities, entertainment expense, office expense, low value consumables, and expenses related to general operations.

Government subsidies

Government subsidies are recognized as income in other income, net or as a reduction of specific costs and expenses for which the subsidies are intended to compensate. Such amounts are recognized in the consolidated statements of income and comprehensive income upon receipt and when all conditions attached to the grants, such as companies are required to stay in the same level of employment, are fulfilled. Such grants are presented under other income. During the years ended March 31, 2024, 2025 and 2026, the Company recognized government subsidies of HK$nil, HK$638,400 and HK$nil, respectively, in the other income of consolidated statements of income and comprehensive income.

Income taxes

The Company accounts for income taxes pursuant to ASC Topic 740, Income Taxes (“ASC 740”). Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and the expected future tax benefit to be derived from tax losses and tax credit carry-forwards. ASC 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets, including those related to the U.S. net operating loss carry-forwards, is dependent upon future earnings, if any, of which the timing and amount are uncertain.

The Company adopted ASC 740-10-05, Income Tax, which provides guidance for recognizing and measuring uncertain tax positions, and prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions.

The Company’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

Comprehensive income

The Company presents comprehensive income in accordance with ASC Topic 220, Comprehensive Income, (“ASC 220”). ASC 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. The component of comprehensive income included the net income for the year.

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Earnings per share

The Company computes earnings per share, or EPS, in accordance with ASC Topic 260, Earnings per Share (“ASC 260”). ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended March 31, 2024, 2025 and 2026, there were no dilutive shares.

Recently issued accounting pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

Recently adopted accounting standards

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 enhances the transparency and decision-usefulness of income tax disclosures by requiring more detailed information about the effective tax rate reconciliation and disaggregated information on income taxes paid. The amendments require public business entities to provide specific categories within the rate reconciliation and to disclose income taxes paid disaggregated by jurisdiction. The Company adopted ASU 2023-09 effective April 1, 2025. The adoption did not have a material impact on the Company’s consolidated financial statements, but it resulted in expanded income tax disclosures in accordance with the new requirements.

New accounting standards not yet adopted

In November 2024, the FASB issued Accounting Standards Update (“ASU”) No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), Disaggregation of Income Statement Expenses. The purpose of the update was to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The amendments in this ASU are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The amendments should be applied either prospectively to financial statements issued for reporting periods after the effective date or retrospective application to all periods presented in the consolidated financial statements. Management is evaluating the impact on the Company’s consolidated financial statements.

In January 2025, the FASB issued Accounting Standards Update (“ASU”) No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), Clarifying the Effective Date. The purpose of the update was to amends the effective date of ASU No. 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Company’s management does not believe the adoption of ASU 2025-01 will have a material impact on its consolidated financial statements and disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. This update improves U.S. GAAP by establishing authoritative guidance on the accounting for government grants received by business entities. For public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. The Company is currently in the process of evaluating the impact this amended guidance may have on its consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated balance sheets, statements of income and comprehensive income and cash flows.